2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Summary Of Significant Accounting Policies Tables
Shares used in the computation of earnings per share
	2016	2015	2014
Shares used in the computation of earnings per share:
Weighted average number of shares outstanding - basic	4,968,970	4,509,884	4,456,002
Dilutive effect of restricted shares	35,781	38,022	39,011
Weighted average number of shares outstanding - diluted	5,004,751	4,547,906	4,495,013

Anti-dilutive shares
	For the Year
	Ended December 31,
	2016	2015	2014
Anti-dilutive stock options	61,125	81,500	101,000
Unvested restricted shares	60,324	40,936	48,958

Accumulated other comprehensive income
(in thousands)	2016	2015	2014
Unrealized gains (losses) on securities available-for-sale	$(1,775)	$1,378	$2,663
Deferred tax (expense) benefit	678	(530)	(1,018)
Other comprehensive income (loss), net of tax	$(1,097)	$848	$1,645
Unrealized losses on cash flow hedges	(2,792)	(2,779)	(814)
Deferred tax benefit	1,049	1,045	311
Other comprehensive loss, net of tax	(1,743)	(1,734)	(503)
Total other accumulated comprehensive income (loss)	$(2,840)	$(886)	$1,142

Balances related to each component of other comprehensive income (loss)
		Unpaid
	Unrealized	Unrealized
	Gains and	Gains and
	Losses on	Losses on
	Available-for	Cash Flow
(in thousands)	Sale Securities	Hedges	Total
Balance as of December 31, 2015	$848	$(1,734)	$(886)
Other comprehensive loss before reclassification	(1,839)	(9)	(1,848)
Amounts reclassified from accumulated other
comprehensive income	(106)	—	(106)
Net current-period other comprehensive loss	(1,945)	(9)	(1,954)
Balance as of December 31, 2016	$(1,097)	$(1,743)	$(2,840)

Balance as of December 31, 2014	$1,645	$(503)	$1,142
Other comprehensive loss before reclassification	(255)	(1,231)	(1,486)
Amounts reclassified from accumulated other
comprehensive income	(542)	—	(542)
Net current-period other comprehensive loss	(797)	(1,231)	(2,028)
Balance as of December 31, 2015	$848	$(1,734)	$(886)